Intangible assets and goodwill - Summary of Intangible Assets, Goodwill And Trademarks (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
Intangible assets	$ 1,410,432	$ 1,362,281
Goodwill and trademarks	47,767	50,448
Total	$ 1,458,199	$ 1,412,729